Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
LGM Enterprises LLC [Member]
Leases
11. Leases
The Company’s lease arrangements generally pertain to real estate leases and aircraft. The Company leases real estate including hangars and office space under non-cancelable
operating leases, ranging from
two
to thirty years. As of September 30, 2023 and December 31, 2022, the Company operated 42 and 30 aircraft, respectively, under non-cancelable
operating leases ranging from
two
to seven years for charter flight services. For the Company’s aircraft leases, in addition to the fixed lease payments for the use of the aircraft, the Company is also obligated to pay into aircraft engine reserve programs and additional variable costs which are expensed as incurred and are not included in the measurement of our leases which amounted to $8,481 and $11,321 for the nine months ended September 30, 2023 and 2022, respectively. During the nine months ended September 30, 2023, the Company negotiated the purchase of two aircraft under existing operating leases. Additionally, the Company entered into sale-leaseback transactions for ten aircraft during the same period. The sale-leaseback transactions qualified as a sale and the associated assets were removed from property and equipment, net and recorded as operating lease right-of-use
assets on the Company’s condensed consolidated balance sheets.

Vehicle leases typically have
month-to-month
lease terms and are classified as short-term leases.
The following table sets forth information about the Company’s operating lease costs for the nine months ended September 30, 2023 and 2022:

	Nine Months Ended September 30,
	2023	2022
Operating lease cost:	$12,547	$9,748
Short-term lease cost	457	396

Total lease costs	$13,004	$10,144

The following table sets forth supplemental information about the leases for the nine months ended September 30, 2023 and 2022:

	Nine Months Ended September 30,
	2023	2022
Cash paid for amounts included in the measurement of operating liabilities	$11,063	$9,459
ROU assets obtained in exchange for new operating lease liabilities	$36,105	$18,533
Weighted-average remaining lease term – operating leases	7.85	9.90
Weighted-average discount rate – operating leases	6.23%	5.69%
The Company’s future lease payments under
non-cancellable
operating leases as of September 30, 2023 are as follows:

Fiscal Year	Amount
2023 (remaining)	$20,149
2024	18,280
2025	15,852
2026	11,126
2027	7,047
Thereafter	27,775

Total undiscounted cash flows	100,229
Less: Imputed interest	(23,785)

Present value of lease liabilities	$76,444

12.	Leases
The Company’s lease arrangements generally pertain to real estate leases and aircraft. The Company leases real estate including hangars and office space under non-cancelable
operating leases, ranging from
two
to thirty years. During 2022 and 2021, the Company entered into two new real estate sublease agreements with related parties for office and hangar space with lease terms of thirty years and fifteen years, respectively. As of December 31, 2022 and 2021, the Company operated 30 and 28 aircraft, respectively, under non-cancelable
operating leases ranging from
two
to six years for charter flight services. For the Company’s aircraft leases, in addition to the fixed lease payments for the use of the aircraft, the Company is also obligated to pay into aircraft engine reserve programs and additional variable costs which are expensed as incurred and are not included in the measurement of our leases which amounted to $13,778, $8,277, and $3,911 for the years ended December 31, 2022, 2021, and 2020, respectively. During the year ended December 31, 2022, the Company negotiated the purchase of two aircraft under existing operating leases and also entered into sale-leaseback transactions for two additional aircraft. The sale-leaseback transactions qualified as a sale, generating a gain of $93, and the associated assets were removed from property and equipment, net and recorded as operating lease right-of-use
assets on the Company’s consolidated balance sheets.
Vehicle leases typically have
month-to-month
lease terms and are classified as short-term leases.
The following table sets forth information about the Company’s operating lease costs for the years ended December 31, 2022, 2021, and 2020:

	December 31,
	2022	2021	2020
Operating lease cost:	$12,986	$10,587	$4,776
Short-term lease cost	310	194	42

Total lease costs	$13,296	$10,781	$4,818

The following table sets forth supplemental information about the leases for the years ended December 31, 2022 and 2021:

	December 31,
	2022	2021
Cash paid for amounts included in the measurement of operating liabilities	$12,784	$10,005
ROU assets obtained in exchange for new operating lease liabilities	21,853	28,348
Weighted-average remaining lease term – operating leases	10.16	6.75
Weighted-average discount rate – operating leases	5.86%	4.59%
The Company’s future lease payments under
non-cancellable
operating leases as of the year ended December 31, 2022 are as follows:

Fiscal Year	Amount
2023	$12,304
2024	10,906
2025	8,697
2026	6,345
2027	3,781

Thereafter	29,176

Total undiscounted cash flows	71,209
Less: imputed interest	(20,696)

Present value of lease liabilities	$50,513